Note 6 - Note Payable (Details) - Summary of Note Payable (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Summary of Note Payable [Abstract]
2015	$ 293
2016	1,095
2017	1,045
2018	337
Total Payments	2,770
Less: Amount representing interest	(270)
Present value of obligations	2,500
Less: Notes payable, current portion	2,500	1,463
Note payable, noncurrent portion	$ 0